RETIREMENT BENEFITS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans
Amounts that will be amortized from Accumulated other comprehensive income (loss) into net expense in next fiscal year
Net actuarial loss that will be amortized from Accumulated other comprehensive income (loss)	$ 226
Prior service cost that will be amortized from Accumulated other comprehensive income (loss)	3
U.S. Pension Plans
Defined Benefit Plan Disclosure
Benefits earned during the period	12	13	14
Interest cost on benefit obligation	565	612	644
Expected return on plan assets	(897)	(890)	(874)
Amortization of unrecognized
Prior service cost (benefit)	(1)	(1)	(1)
Net actuarial loss	96	64	47
Net qualified (benefit) expense	(225)	(202)	(170)
Nonqualified plans expense	42	42	41
Total net (benefit) expense	(183)	(160)	(129)
Actual Company contributions
Benefits directly paid by the Company	54	51
Total Company contributions	54	51
Estimated expected Company contributions
Benefits paid directly by the Company	54
Total estimated company contributions	54
Non - U.S. Pension Plans
Defined Benefit Plan Disclosure
Benefits earned during the period	199	203	167
Interest cost on benefit obligation	367	382	342
Expected return on plan assets	(399)	(422)	(378)
Amortization of unrecognized
Net transition obligation		(1)	(1)
Prior service cost (benefit)	4	4	4
Net actuarial loss	77	72	57
Curtailment (gain) loss	10	4	1
Settlement (gain) loss	35	10	7
Special termination costs	1	27	5
Net qualified (benefit) expense	294	279	204
Total net (benefit) expense	294	279	204
Actual Company contributions
Cash contributions paid by the Company	270	342
Benefits directly paid by the Company	82	47
Total Company contributions	352	389
Estimated expected Company contributions
Estimated future cash contributions	177
Benefits paid directly by the Company	47
Total estimated company contributions	224
Postretirement Benefit Plans
Amounts that will be amortized from Accumulated other comprehensive income (loss) into net expense in next fiscal year
Net actuarial loss that will be amortized from Accumulated other comprehensive income (loss)	45
Prior service cost that will be amortized from Accumulated other comprehensive income (loss)	(1)
U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Benefits earned during the period			1
Interest cost on benefit obligation	44	53	59
Expected return on plan assets	(4)	(6)	(8)
Amortization of unrecognized
Prior service cost (benefit)	(1)	(3)	(3)
Net actuarial loss	4	3	11
Net qualified (benefit) expense	43	47	60
Total net (benefit) expense	43	47	60
Actual Company contributions
Benefits directly paid by the Company	54	53
Total Company contributions	54	53
Estimated expected Company contributions
Benefits paid directly by the Company	57
Total estimated company contributions	57
Non-U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Benefits earned during the period	29	28	23
Interest cost on benefit obligation	116	118	105
Expected return on plan assets	(108)	(117)	(100)
Amortization of unrecognized
Net actuarial loss	25	24	20
Net qualified (benefit) expense	62	53	48
Total net (benefit) expense	62	53	48
Actual Company contributions
Cash contributions paid by the Company	88	70
Benefits directly paid by the Company	4	5
Total Company contributions	92	75
Estimated expected Company contributions
Estimated future cash contributions	82
Benefits paid directly by the Company	5
Total estimated company contributions	87
Postemployment Plans
Defined Benefit Plan Disclosure
Benefits earned during the period	22	16	13
Interest cost on benefit obligation	13	12	10
Amortization of unrecognized
Prior service cost (benefit)	7	7	7
Total net (benefit) expense	$ 79	$ 67	$ 69